Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
Revenue		€ 2,243	€ 20	€ 10,868	€ 66
Research and development costs		(46,258)	(31,511)	(141,343)	(102,286)
General and administrative expenses		(10,000)	(6,796)	(31,396)	(16,684)
Operating profit / (loss)		(54,015)	(38,287)	(161,871)	(118,904)
Share of profit / (loss) of associate		(1,338)		(5,452)
Finance income		30,547	4,262	30,285	20,532
Finance expenses		(368)	(42)	(812)	(53)
Profit / (loss) before tax		(25,174)	(34,067)	(137,850)	(98,425)
Tax on profit / (loss) for the period		61	100	196	306
Net profit / (loss) for the period		(25,113)	(33,967)	(137,654)	(98,119)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		37	(9)	2	(16)
Other comprehensive income / (loss) for the period, net of tax		37	(9)	2	(16)
Total comprehensive income / (loss) for the period, net of tax		(25,076)	(33,976)	(137,652)	(98,135)
Profit / (loss) for the period attributable to owners of the Company		(25,113)	(33,967)	(137,654)	(98,119)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (25,076)	€ (33,976)	€ (137,652)	€ (98,135)
Basic and diluted earnings / (loss) per share		€ (0.53)	€ (0.81)	€ (2.99)	€ (2.41)
Number of shares used for calculation (basic and diluted)	[1]	47,590,837	41,888,908	46,066,493	40,757,686

[1]	A total of 5,138,389 warrants outstanding as of September 30, 2019 can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 4,480,805 warrants outstanding as of September 30, 2018 are also considered antidilutive for the periods presented and have not been included in the calculation.